Financial instruments - Summary of Company's foreign currency exposures (Detail) € in Thousands, $ in Thousands	12 Months Ended
	Nov. 30, 2024 CAD ($)	Nov. 30, 2024 EUR (€)	Nov. 30, 2023 CAD ($)	Nov. 30, 2023 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Positive (negative) impact	$ (190)	€ (51)	$ 152	€ (172)